Fair Value Measurements - Schedule of the activity in warrant liability (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 08, 2020	Dec. 31, 2022
Fair Value Measurements
Fair value at beginning	$ 1,014,868
Issuance of warrant	2,749,369	$ 14,798,000
Change in fair value	(556,810)	(6,946,000)
Fair value at ending	$ 3,199,553	7,852,000
Series A warrants
Fair Value Measurements
Issuance of warrant		5,285,000
Change in fair value		(3,473,000)
Fair value at ending		1,812,000
Series B warrants
Fair Value Measurements
Issuance of warrant		9,513,000
Change in fair value		(3,473,000)
Fair value at ending		$ 6,040,000